Loss Per Share (Details) - shares	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Accounting Policies [Abstract]
Issued Shares Beginning of Year	22,392,729	356,400
Weighted Average Issuances	608,854,246	22,036,329
Basic Weighted Average Common Shares, End of Year	631,246,975	22,392,729